Common shares - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Amount
Balance, beginning of period	$ 16,589,332
Balance, end of period	$ (30,596,425)
Preferred Shares
Common shares
Shares issued	0	0
Shares outstanding	0	0
Number of Shares
Balance, beginning of period (in shares)	0
Balance, end of period (in shares)	0
Common Shares
Common shares
Shares outstanding	29,436,545	17,801,885	13,502,477	11,683,689
Number of Shares
Balance, beginning of period (in shares)	17,801,885
Balance, end of period (in shares)	29,436,545
Total Amount
Balance, beginning of period	$ 98,408,917
Balance, end of period	$ 114,120,362